Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2006-QS11

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	08/30/2006
4. Interest Summary

				First Distribution Date:	09/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	03/21/2008

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	03/25/2008

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	03/24/2008

	8. Collateral Summary			Definitive:	02/29/2008

9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Rona Hsu
	14. Credit Enhancement Report	(Not Applicable)

				Telephone:	818-260-1508
15. Distribution Percentages

				Pool(s) :	40381,40382
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

1. Distribution Summary

Class	CUSIP		Original Face Value		Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

					(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

I-A-1	75115EAA1	347,046,000.00		227,471,873.80		6.50000000	9,316,922.60	1,232,139.32	10,549,061.92	0.00	0.00	0.00	218,154,951.20

I-A-2	75115EAB9	155,758,000.00		140,908,000.00		6.00000000	2,475,000.00	704,540.00	3,179,540.00	0.00	0.00	0.00	138,433,000.00

I-A-3	75115EAC7	26,971,000.00		26,971,000.00		6.50000000	0.00	146,092.92	146,092.92	0.00	0.00	0.00	26,971,000.00

I-A-4	75115EAD5	67,838,000.00		67,838,000.00		6.50000000	0.00	367,455.83	367,455.83	0.00	0.00	0.00	67,838,000.00

I-A-5	75115EAE3	20,740,000.00		0.00		6.50000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

I-A-6	75115EAF0	3,556,000.00		3,556,000.00		6.50000000	0.00	19,261.67	19,261.67	0.00	0.00	0.00	3,556,000.00

			1		1									1
I-A-7	75115EAG8	15,234,000.00		14,091,692.31		6.50000000	0.00	76,330.00	76,330.00	0.00	0.00	0.00	13,901,307.69

I-A-8	75115EAU7	42,284,000.00		42,284,000.00		6.00000000	0.00	211,420.00	211,420.00	0.00	0.00	0.00	42,284,000.00

II-A-1	75115EAH6	34,821,000.00		29,480,483.86		6.50000000	6,916.24	159,685.95	166,602.19	0.00	0.00	0.00	29,473,567.62

A-P	75115EAJ2	5,521,342.36		4,675,991.25		0.00000000	72,371.00	0.00	72,371.00	0.00	0.00	0.00	4,603,620.25

			1		1									1
A-V	75115EAK9	751,505,704.62		588,553,478.12		0.36295570	0.00	178,015.70	178,015.70	0.00	0.00	0.00	575,746,022.72

R-I	75115EAL7	100.00		0.00		6.50000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	75115EAM5	100.00		0.00		6.50000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	75115EAN3	25,176,400.00		24,831,071.49		6.50000000	52,866.26	134,501.64	187,367.90	0.00	0.00	0.00	24,778,205.23

M-2	75115EAP8	7,139,300.00		7,041,374.81		6.50000000	14,991.35	38,140.78	53,132.13	0.00	0.00	0.00	7,026,383.46

M-3	75115EAQ6	5,636,300.00		5,558,990.49		6.50000000	11,835.29	30,111.20	41,946.49	0.00	0.00	0.00	5,547,155.20

B-1	75115EAR4	3,381,800.00		3,335,414.02		6.50000000	6,297.63	18,066.83	24,364.46	0.00	0.00	0.00	3,329,116.39

B-2	75115EAS2	3,006,000.00		2,971,921.09		6.50000000	0.00	0.00	0.00	0.00	16,097.91	0.00	2,971,921.09

B-3	75115EAT0	2,630,362.26		1,629,357.32		6.50000000	0.00	0.00	0.00	850,255.04	8,825.69	0.00	779,102.28

Deal Totals		751,505,704.62		588,553,478.13			11,957,200.37	3,315,761.84	15,272,962.21	850,255.04	24,923.60	0.00	575,746,022.72

1.Notional Balance

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

I-A-1	75115EAA1	655.45165137	26.84636215	3.55036312	30.39672528	0.00000000	0.00000000	628.60528921

I-A-2	75115EAB9	904.65979276	15.89003454	4.52329896	20.41333350	0.00000000	0.00000000	888.76975821

I-A-3	75115EAC7	1,000.00000000	0.00000000	5.41666679	5.41666679	0.00000000	0.00000000	1,000.00000000

I-A-4	75115EAD5	1,000.00000000	0.00000000	5.41666662	5.41666662	0.00000000	0.00000000	1,000.00000000

I-A-5	75115EAE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

I-A-6	75115EAF0	1,000.00000000	0.00000000	5.41666760	5.41666760	0.00000000	0.00000000	1,000.00000000

I-A-7	75115EAG8	925.01590587	0.00000000	5.01050282	5.01050282	0.00000000	0.00000000	912.51855652

I-A-8	75115EAU7	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

II-A-1	75115EAH6	846.62944373	0.19862267	4.58590937	4.78453204	0.00000000	0.00000000	846.43082106

A-P	75115EAJ2	846.89391549	13.10750091	0.00000000	13.10750091	0.00000000	0.00000000	833.78641458

A-V	75115EAK9	783.16568258	0.00000000	0.23687871	0.23687871	0.00000000	0.00000000	766.12328979

R-I	75115EAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	75115EAM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	75115EAN3	986.28364222	2.09983397	5.34236984	7.44220381	0.00000000	0.00000000	984.18380825

M-2	75115EAP8	986.28364265	2.09983472	5.34236970	7.44220442	0.00000000	0.00000000	984.18380794

M-3	75115EAQ6	986.28364175	2.09983322	5.34236999	7.44220322	0.00000000	0.00000000	984.18380853

B-1	75115EAR4	986.28364185	1.86221243	5.34237093	7.20458336	0.00000000	0.00000000	984.42142942

B-2	75115EAS2	988.66303726	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	988.66303726

B-3	75115EAT0	619.44217524	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	296.19580993

Deal Factor :	76.61232898%

Group I Factor :	76.13736683%

Group II Factor :	85.63903370%

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
I-A-1	02/01/2008	02/29/2008	30/360	227,471,873.80		6.50000000	1,232,139.32	0.00	0.00	0.00	0.00	1,232,139.32	0.00

I-A-2	02/01/2008	02/29/2008	30/360	140,908,000.00		6.00000000	704,540.00	0.00	0.00	0.00	0.00	704,540.00	0.00

I-A-3	02/01/2008	02/29/2008	30/360	26,971,000.00		6.50000000	146,092.92	0.00	0.00	0.00	0.00	146,092.92	0.00

I-A-4	02/01/2008	02/29/2008	30/360	67,838,000.00		6.50000000	367,455.83	0.00	0.00	0.00	0.00	367,455.83	0.00

I-A-6	02/01/2008	02/29/2008	30/360	3,556,000.00		6.50000000	19,261.67	0.00	0.00	0.00	0.00	19,261.67	0.00

I-A-7	02/01/2008	02/29/2008	30/360	14,091,692.31	1	6.50000000	76,330.00	0.00	0.00	0.00	0.00	76,330.00	0.00

I-A-8	02/01/2008	02/29/2008	30/360	42,284,000.00		6.00000000	211,420.00	0.00	0.00	0.00	0.00	211,420.00	0.00

II-A-1	02/01/2008	02/29/2008	30/360	29,480,483.86		6.50000000	159,685.95	0.00	0.00	0.00	0.00	159,685.95	0.00

A-V	02/01/2008	02/29/2008	30/360	588,553,478.12	1	0.36295570	178,015.70	0.00	0.00	0.00	0.00	178,015.70	0.00

M-1	02/01/2008	02/29/2008	30/360	24,831,071.49		6.50000000	134,501.64	0.00	0.00	0.00	0.00	134,501.64	0.00

M-2	02/01/2008	02/29/2008	30/360	7,041,374.81		6.50000000	38,140.78	0.00	0.00	0.00	0.00	38,140.78	0.00

M-3	02/01/2008	02/29/2008	30/360	5,558,990.49		6.50000000	30,111.20	0.00	0.00	0.00	0.00	30,111.20	0.00

B-1	02/01/2008	02/29/2008	30/360	3,335,414.02		6.50000000	18,066.83	0.00	0.00	0.00	0.00	18,066.83	0.00

Deal Totals				579,276,208.47			3,315,761.84	0.00	0.00	0.00	0.00	3,315,761.84	0.00

1.Notional Balance

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Group I	6,413.30	6,413.30	0.00	0	0.00	114,114.20	25,361.85	400,901.41	40,039.95	0.00	0.00

Group II	6.71	6.71	0.00	0	0.00	6,673.40	1,850.05	38,379.40	838.05	0.00	0.00

Deal Totals	6,420.01	6,420.01	0.00	0	0.00	120,787.60	27,211.90	439,280.81	40,878.00	0.00	0.00

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

	Count		3,007	2,410	N/A		414	41	0	1	9	2,359
Group I

	Balance/Amount		713,940,004.75	556,374,824.42	304,058.39		145,034.94	9,752,381.77	N/A	85,662.65	2,512,566.32	543,575,120.35

	Count		125	104	N/A		14	0	0	0	0	104
Group II

	Balance/Amount		37,565,699.87	32,178,653.70	9,582.33		(1,831.00)	0.00	N/A	0.00	0.00	32,170,902.37

Deal Totals	Count		3,132		2,514	N/A	428	41	0	1	9	2,463

	Balance/Amount		751,505,704.62	588,553,478.12	313,640.72		143,203.94	9,752,381.77	N/A	85,662.65	2,512,566.32	575,746,022.72

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Group I
	7.12682663	7.12432044	339.06	338.13	6.81016556	6.80762662	6.81022552	N/A	N/A

Group II
	7.14976392	7.14981819	339.16	338.03	6.83013259	6.83018420	6.83013259	N/A	N/A

Deal Totals
	7.12808071	7.12574518	339.06	338.13	6.81125724	6.80888707	6.81131393	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR	Life CPR

Group-I	23.87%		14.77%	13.68%		15.13%	15.30%

Group-II	(0.07)%		7.96%	7.22%		10.87%	9.02%

Deal Totals	22.71%		14.40%	13.34%		14.91%	14.98%

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)
	Count		0	0	0	1
		1

Group I
	Scheduled Balance	85,662.65	0.00	0.00	0.00	85,662.65

	Count		0	0	0	0
		0

Group II
	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

	Count	1	0	0	0	1
Deal Totals

	Scheduled Balance	85,662.65	0.00	0.00	0.00	85,662.65

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	2,144	499,427,904.00	2	476,286.35	0	0.00	0	0.00	0.00	2,146	499,904,190.35

30 days	110	26,435,002.99	1	414,899.60	0	0.00	0	0.00	0.00	111	26,849,902.59

60 days	34	8,713,041.36	1	157,612.43	1	223,200.00	0	0.00	0.00	36	9,093,853.79

90 days	34	7,714,460.43	1	384,321.75	0	0.00	0	0.00	0.00	35	8,098,782.18

120 days	7	1,764,620.25	1	150,038.73	8	1,587,807.14	0	0.00	0.00	16	3,502,466.12

150 days	4	1,142,747.23	0	0.00	13	2,972,407.17	0	0.00	0.00	17	4,115,154.40

180 days	2	293,417.51	0	0.00	16	3,597,376.92	3	1,146,455.41	1,151,335.89	21	5,037,249.84

181+ days	4	1,067,906.50	1	198,750.00	48	11,848,271.94	28	6,029,495.01	5,978,585.97	81	19,144,423.45

Total	2,339	546,559,100.27	7	1,781,908.86	86	20,229,063.17	31	7,175,950.42	7,129,921.86	2,463	575,746,022.72

Current	87.05%	86.74%	0.08%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	87.13%	86.83%

30 days	4.47%	4.59%	0.04%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%	4.51%	4.66%

60 days	1.38%	1.51%	0.04%	0.03%	0.04%	0.04%	0.00%	0.00%	0.00%	1.46%	1.58%

90 days	1.38%	1.34%	0.04%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%	1.42%	1.41%

120 days	0.28%	0.31%	0.04%	0.03%	0.32%	0.28%	0.00%	0.00%	0.00%	0.65%	0.61%

150 days	0.16%	0.20%	0.00%	0.00%	0.53%	0.52%	0.00%	0.00%	0.00%	0.69%	0.71%

180 days	0.08%	0.05%	0.00%	0.00%	0.65%	0.62%	0.12%	0.20%	0.20%	0.85%	0.87%

181+ days	0.16%	0.19%	0.04%	0.03%	1.95%	2.06%	1.14%	1.05%	1.04%	3.29%	3.33%

Total	94.97%	94.93%	0.28%	0.31%	3.49%	3.51%	1.26%	1.25%	1.24%	100.00%	100.00%

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

	Current / Delinquent		Bankruptcy		Foreclosure		REO			Total
Group I

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	2,060	473,777,134.93	2	476,286.35	0	0.00	0	0.00	0.00	2,062	474,253,421.28

30 days	103	24,204,172.94	1	414,899.60	0	0.00	0	0.00	0.00	104	24,619,072.54

60 days	32	8,175,521.36	1	157,612.43	1	223,200.00	0	0.00	0.00	34	8,556,333.79

90 days	31	6,417,080.74	1	384,321.75	0	0.00	0	0.00	0.00	32	6,801,402.49

120 days	5	1,132,911.35	1	150,038.73	8	1,587,807.14	0	0.00	0.00	14	2,870,757.22

150 days	4	1,142,747.23	0	0.00	12	2,840,407.17	0	0.00	0.00	16	3,983,154.40

180 days	2	293,417.51	0	0.00	16	3,597,376.92	3	1,146,455.41	1,151,335.89	21	5,037,249.84

181+ days	3	560,211.84	1	198,750.00	45	10,813,271.94	27	5,881,495.01	5,830,585.97	76	17,453,728.79

Total	2,240	515,703,197.90	7	1,781,908.86	82	19,062,063.17	30	7,027,950.42	6,981,921.86	2,359	543,575,120.35

Current	87.33%	87.16%	0.08%	0.09%	0.00%	0.00%	0.00%	0.00%	0.00%	87.41%	87.25%

30 days	4.37%	4.45%	0.04%	0.08%	0.00%	0.00%	0.00%	0.00%	0.00%	4.41%	4.53%

60 days	1.36%	1.50%	0.04%	0.03%	0.04%	0.04%	0.00%	0.00%	0.00%	1.44%	1.57%

90 days	1.31%	1.18%	0.04%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%	1.36%	1.25%

120 days	0.21%	0.21%	0.04%	0.03%	0.34%	0.29%	0.00%	0.00%	0.00%	0.59%	0.53%

150 days	0.17%	0.21%	0.00%	0.00%	0.51%	0.52%	0.00%	0.00%	0.00%	0.68%	0.73%

180 days	0.08%	0.05%	0.00%	0.00%	0.68%	0.66%	0.13%	0.21%	0.21%	0.89%	0.93%

181+ days	0.13%	0.10%	0.04%	0.04%	1.91%	1.99%	1.14%	1.08%	1.07%	3.22%	3.21%

Total	94.96%	94.87%	0.30%	0.33%	3.48%	3.51%	1.27%	1.29%	1.28%	100.00%	100.00%

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

	Current / Delinquent		Bankruptcy		Foreclosure		REO			Total
Group II

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	84	25,650,769.07	0	0.00	0	0.00	0	0.00	0.00	84	25,650,769.07

30 days	7	2,230,830.05	0	0.00	0	0.00	0	0.00	0.00	7	2,230,830.05

60 days	2	537,520.00	0	0.00	0	0.00	0	0.00	0.00	2	537,520.00

90 days	3	1,297,379.69	0	0.00	0	0.00	0	0.00	0.00	3	1,297,379.69

120 days	2	631,708.90	0	0.00	0	0.00	0	0.00	0.00	2	631,708.90

150 days	0	0.00	0	0.00	1	132,000.00	0	0.00	0.00	1	132,000.00

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	1	507,694.66	0	0.00	3	1,035,000.00	1	148,000.00	148,000.00	5	1,690,694.66

Total	99	30,855,902.37	0	0.00	4	1,167,000.00	1	148,000.00	148,000.00	104	32,170,902.37

Current	80.77%	79.73%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	80.77%	79.73%

30 days	6.73%	6.93%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.73%	6.93%

60 days	1.92%	1.67%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.92%	1.67%

90 days	2.88%	4.03%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.88%	4.03%

120 days	1.92%	1.96%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.92%	1.96%

150 days	0.00%	0.00%	0.00%	0.00%	0.96%	0.41%	0.00%	0.00%	0.00%	0.96%	0.41%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.96%	1.58%	0.00%	0.00%	2.88%	3.22%	0.96%	0.46%	0.46%	4.81%	5.26%

Total	95.19%	95.91%	0.00%	0.00%	3.85%	3.63%	0.96%	0.46%	0.46%	100.00%	100.00%

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	111	26,849,902.59		3	633,548.18		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	4.51%	4.66%		0.12%	0.11%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	36	9,093,853.79		2	437,000.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	1.46%	1.58%		0.08%	0.08%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	35	8,098,782.18		3	663,228.25		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	1.42%	1.41%		0.12%	0.12%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	16	3,502,466.12		3	735,600.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.65%	0.61%		0.12%	0.13%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	17	4,115,154.40		2	262,184.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.69%	0.71%		0.08%	0.05%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	21	5,037,249.84		2	235,471.19		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.85%	0.87%		0.08%	0.04%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	15	3,719,782.39		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.61%	0.65%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	13	3,613,236.09		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.53%	0.63%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	13	2,689,805.88		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.53%	0.47%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	10	1,743,860.95		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.41%	0.30%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	9	2,939,758.48		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.37%	0.51%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	6	1,470,948.04		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.24%	0.26%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

Group I	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

	Other Modifications	1	111,095.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	111,095.66

Group II	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

	Other Modifications	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		1	111,095.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	111,095.66

Payoffs	Repurchases	Liquidations	Total

Current Month	Cumulative	Current Month	Cumulative	Current Month	Cumulative	Current Month	Cumulative
Modification Type

Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

Group I	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Other Modifications	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Group II	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Other Modifications	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Other Modifications

0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	9	3	1	0	13

Group I	Beginning Aggregate Scheduled Balance	2,361,012.88	151,553.44	111,204.32	0.00	2,623,770.64

	Principal Portion of Loss	688,101.72	151,553.44	0.00	0.00	839,655.16

	Interest Portion of Loss	25,569.54	9,926.13	27.80	0.00	35,523.47

	Total Realized Loss	713,671.26	161,479.57	27.80	0.00	875,178.63

	Loss Count	0	0	0	0	0

Group II	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

	Loss Count	9	3	1	0	13

	Beginning Aggregate Scheduled Balance	2,361,012.88	151,553.44	111,204.32	0.00	2,623,770.64
Deal Totals

	Principal Portion of Loss	688,101.72	151,553.44	0.00	0.00	839,655.16

	Interest Portion of Loss	25,569.54	9,926.13	27.80	0.00	35,523.47

	Total Realized Loss	713,671.26	161,479.57	27.80	0.00	875,178.63

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Group I	Loss Count	22	4	1	0	27

	Total Realized Loss	1,604,809.48	297,710.24	82.78	0.00	1,902,602.50

Group II	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

Deal Totals	Loss Count	22	4	1	0	27

	Total Realized Loss	1,604,809.48	297,710.24	82.78	0.00	1,902,602.50

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period	Cumulative

	Subsequent Recoveries Count	0	1
Group I
	Subsequent Recoveries	0.00	136.54

	Net Loss 1	875,178.63	1,902,465.96

	Net Loss % 2	0.12%	0.27%

	Subsequent Recoveries Count	0	0
Group II
	Subsequent Recoveries	0.00	0.00

	Net Loss 1	0.00	0.00

	Net Loss % 2	0.00%	0.00%

	Subsequent Recoveries Count	0	1

	Subsequent Recoveries	0.00	136.54
Deal Totals

	Net Loss 1	875,178.63	1,902,465.96

	Net Loss % 2	0.12%	0.25%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

D. Default Percentages

Default Loss Percentage		1 Month	3 Months	6 Months	12 Months	Life of Deal

Group	Monthly Default Rate	0.45%	0.26%	0.17%	0.09%	0.06%

I	Constant Default Rate	5.29%	3.05%	2.07%	1.06%	0.67%

Group	Monthly Default Rate	0.00%	0.00%	0.00%	0.00%	0.00%

II	Constant Default Rate	0.00%	0.00%	0.00%	0.00%	0.00%

	Monthly Default Rate	0.43%	0.24%	0.16%	0.08%	0.05%

Deal Totals	Constant Default Rate	5.01%	2.89%	1.96%	1.00%	0.64%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	6,351,610.24	12,670,284.14	249,276.03

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

I	0.00000000%	0.00000000%	92.20389623%	100.00000000%

II	0.00000000%	0.00000000%	92.68038609%	100.00000000%

	Ending Percentage

M-1	4.25278796%

M-2	1.20596786%

M-3	0.95208166%

Class M Total:	6.41083748%

B-1	0.57125238%

B-2	0.50899738%

B-3	0.27905808%

Class B Total:	1.35930784%

Ending Percentage is defined as Subordinate Class Percentage in the Series Supplement and uses Beginning Certificate Principal Balance

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	False

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	False

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	False

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	False

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	False

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	False

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	False

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 15 of 16

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS11

March 25, 2008

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

Class B-2 Prepayment Distribution Trigger	False

Class B-3 Prepayment Distribution Trigger	True

Class M-2 Prepayment Distribution Trigger	False

Class M-3 Prepayment Distribution Trigger	False

20. Comments

Comments:	For all Loan Groups together and for each separately, where applicable, the Credit Support Depletion Date has not occurred.

Beginning with the Distribution in February 2008, a change was made to our Servicing Guide in order to conform to industry standards. GMAC-RFC now defines the initiation of foreclosure as the date the file is referred to the attorney and/or trustee. This may lead to an increase in the reporting of loans that are in foreclosure with a corresponding decrease in other delinquency buckets. This change will be noticeable during the February and March 2008 Distributions.

Class B-2's Accrual Period begins on 02/01/2008 and ends on 02/29/2008 for the current month's distribution

Class B-3's Accrual Period begins on 02/01/2008 and ends on 02/29/2008 for the current month's distribution

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

04/01/2008	9:41:36AM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 16 of 16

Statement To Certificateholder

Residential Accredit Loans, Inc. 2006-QS11

March 25, 2008

Cash Flow Received and Uses of Funds

Cash Flow Received	Group I	Group II	Deal

Principal and Interest Payments	13,652,228.31	192,748.40	13,844,976.71
Prepayment Premium	0.00	0.00	0.00
Liquidation and Insurance Proceeds	1,637,415.49	0.00	1,637,415.49
Subsequent Recoveries	0.00	0.00	0.00
Repurchase Proceeds	85,662.65	0.00	85,662.65
Other Deposits/Adjustments (including Derivatives Payment)	6,413.30	6.71	6,420.01
Total Deposits	15,381,719.75	192,755.11	15,574,474.86

Uses of Funds	Group I	Group II	Deal

Transfer to Certificate Account	15,082,057.13	190,905.06	15,272,962.19
Reimbursed Advances and Expenses	274,300.77	0.00	274,300.77
Master Servicing Compensation	25,361.85	1,850.05	27,211.90
Derivatives Payment	0.00	0.00	0.00
Total Withdrawals	15,381,719.75	192,755.11	15,574,474.86

Ending Balance	0.00	0.00	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A